Shareholders' Equity - Schedule of Other Reserves Including Other Comprehensive Income (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Other reserves	€ (169,655)	€ (153,996)
Share-based payments reserve
Disclosure of reserves within equity [line items]
Other reserves	80,349	96,008
Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves	(114,247)	(183,525)
Other
Disclosure of reserves within equity [line items]
Other reserves	€ (135,757)	€ (66,479)